COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Operating Lease Commitments
	RMB	US$

2016	5,396	833
2017	3,931	607
2018	3,865	597
2019	1,664	258
2020 and thereafter	-	-

	14,856	2,294